Right-of-use assets and lease liability (Details 3) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	R$ 546,017
Cash flows related to the contracts undiscounted	881,835
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	1,014
Cash flows related to the contracts undiscounted	1,080
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	52,258
Cash flows related to the contracts undiscounted	55,678
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	49,390
Cash flows related to the contracts undiscounted	56,067
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	46,687
Cash flows related to the contracts undiscounted	56,468
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	396,669
Cash flows related to the contracts undiscounted	R$ 712,541